Revenue from Contracts with Customers - Summary of Contract Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Trade receivables	€ 11,913	€ 18,938
Contract liabilities	€ 190,692	€ 271,674